Investment Objectives and Goals - Schroders US Autocallable Ladder Income ETF	Sep. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Schroders US Autocallable Ladder Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Schroders US Autocallable Ladder Income ETF (the “Fund”) seeks to generate monthly income while seeking to reduce downside risk relative to an investment in a single autocallable structured note through exposure to the Bloomberg Schroders US Large Cap Autocallable Index (the “Autocallable Index”).